Discontinued operations (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Discontinued operations
Revenue	₺ 107,116,184	₺ 93,486,846	[1]	₺ 108,599,644	[1]
Cost of revenue	(84,418,035)	(81,680,929)	[1]	(86,138,067)	[1]
Gross profit	22,698,149	11,805,917	[1]	22,461,577	[1]
Selling and marketing expenses	(5,682,346)	(4,592,793)	[1]	(5,201,034)	[1]
Administrative expenses	(3,429,518)	(2,579,411)	[1]	(2,658,343)	[1]
Operating profit	7,812,569	2,953,370	[1]	12,101,446	[1]
Net finance costs / income	(3,451,063)	(224,370)	[1]	(4,975,512)	[1]
Profit before income tax	5,886,681	3,251,221	[1]	7,317,237	[1]
Profit for the year from discontinued operations	1,969,674	842,370	[1]	718,727	[1]
Lifecell LLC, Global LLC, and Ukrtower
Discontinued operations
Revenue	7,737,020	7,921,451		7,665,767
Cost of revenue	(4,763,836)	(5,670,807)		(5,436,914)
Gross profit	2,973,184	2,250,644		2,228,853
Selling and marketing expenses	(443,848)	(444,724)		(509,207)
Administrative expenses	(254,215)	(258,865)		(258,037)
Other operating income/(expense), net	192,786	152,396		(4,907)
Operating profit	2,467,907	1,498,620		1,456,702
Net finance costs / income	(206,260)	(733,388)		(695,285)
Profit before income tax	2,261,647	966,063		761,417
Tax benefit/(expense)	(291,973)	(123,693)		(42,690)
Profit for the year from discontinued operations	₺ 1,969,674	₺ 842,370		₺ 718,727

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations